Performance Management - TransWestern Institutional Short Duration Government Bond Fund	Apr. 21, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index and supplemental indexes. Past performance does not necessarily indicate how a Fund will perform in the future. Updated performance information will be available at no cost by visiting www.TransWesternFunds.com or by calling (855) 881-2380.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how a Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index and supplemental indexes.
Bar Chart [Heading]	Performance Bar Chart for Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	4th Quarter 2023	3.70%
Worst Quarter:	1st Quarter 2022	(2.42)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	3.70%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(2.42%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For period ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs)
Performance [Table]
	One Year	Five Year	Ten Years	Since Inception
Return before taxes	5.82%	1.51%	1.70%	1.61%
Return after taxes on distributions	4.28%	0.43%	0.75%	0.74%
Return after taxes on distributions and Sale of Fund Shares	3.43%	0.68%	0.88%	0.85%
Bloomberg Short Treasury Index(1) (reflects no deduction for fees, expenses or taxes)	4.31%	3.11%	2.21%	1.52%
Bloomberg Mortgage Backed Securities Index(2) (reflects no deduction for fees, expenses or taxes)	8.58%	0.15%	1.59%	2.05%
Blended Benchmark Index(3)	6.44%	1.68%	1.93%	1.81%
(1)	The Bloomberg Short Treasury Index measures the performance of United States Treasury Securities with a remaining maturity between 1 to 12 months. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index. Unlike the Fund’s returns, however, it does not reflect any fees or expenses.
(2)	The Bloomberg Mortgage Backed Securities Index is an unmanaged market capitalization index which measures the performance of investment grade fixed-rate mortgage-backed pass through securities of Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). Investors may not invest in the Index directly. Unlike the Fund’s returns, however, it does not reflect any fees or expenses.
(3)	The Blended Benchmark Index represents a blend of the Bloomberg Short Treasury Index and the Bloomberg Mortgage Backed Securities Index. The components of the blended benchmark return are weighted monthly and annualized for periods greater than one year. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).

Performance Availability Website Address [Text]	www.TransWesternFunds.com
Performance Availability Phone [Text]	(855) 881-2380